CONDENSED FINANCIAL STATEMENTS OF KENTUCKY FIRST FEDERAL BANCORP (Details 2) (USD $)	12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013
Cash flows from operating activities:
Net income	$ 1,934,000	$ 2,916,000
Adjustments to reconcile net earnings to net cash provided by operating activities:
Noncash compensation expense	155,000	146,000
Increase (decrease) in cash due to changes in:
Prepaid expenses and other assets	51,000	449,000
Accounts payable and other liabilities	(5,000)	102,000
Net cash provided by operating activities	2,487,000	3,770,000
Cash flows from financing activities:
Dividends paid on common stock	(1,511,000)	(1,283,000)
Acquisition of CKF Bancorp, net	0	(3,352,000)
Repurchase of treasury shares	(42,000)	(61,000)
Net cash used in financing activities	(25,978,000)	(8,822,000)
Net increase (decrease) in cash and cash equivalents	(5,029,000)	10,805,000
Beginning cash and cash equivalents	16,540,000	5,735,000
Ending cash and cash equivalents	11,511,000	16,540,000
Parent Company [Member]
Cash flows from operating activities:
Net income	1,934,000	2,916,000
Adjustments to reconcile net earnings to net cash provided by operating activities:
Excess (deficit) distributions over earnings (undistributed earnings) from consolidated subsidiaries	(333,000)	2,921,000
Noncash compensation expense	187,000	467,000
Increase (decrease) in cash due to changes in:
Prepaid expenses and other assets	(104,000)	(79,000)
Accounts payable and other liabilities	(7,000)	(71,000)
Net cash provided by operating activities	1,677,000	6,154,000
Cash flows from financing activities:
Dividends paid on common stock	(1,510,000)	(1,283,000)
Acquisition of CKF Bancorp, net	0	(3,466,000)
Repurchase of treasury shares	(42,000)
Net cash used in financing activities	(1,552,000)	(4,749,000)
Net increase (decrease) in cash and cash equivalents	125,000	999,000
Beginning cash and cash equivalents	1,890,000	891,000
Ending cash and cash equivalents	$ 2,015,000	$ 1,890,000